Exceptional Items - Exceptional Items Included in Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Exceptional Items [Abstract]
Restructuring	$ (468)	$ (323)	$ (171)
Acquisition costs business combinations	(155)	(448)	(55)
Business and asset disposal (including impairment losses)	(39)	377	524
Impairment of assets			(82)
Judicial settlement			(80)
Impact on profit from operations	$ (662)	$ (394)	$ 136